Statutory financial information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2015
Statutory Accounting Practices [Line Items]
Shareholder's equity	$ 96,292	$ 78,414	$ 73,109	$ 208,462	$ 91,207	$ 65,020
UNITED STATES
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	9,609	(4,128)	(2,324)
Statutory capital and surplus	63,731	61,338	$ 67,894
Risk Based Capital	19,700	22,300
BERMUDA
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	17,300	4,800
Statutory capital and surplus	19,600	16,400
Minimum statutory solvency margin	6,900	1,200
Shareholder's equity	$ 23,500	$ 16,400
BERMUDA | Minimum
Statutory Accounting Practices [Line Items]
Liquidity ratio	75.00%